Emissions Liabilities - Summary of Changes in Emissions Rights Quantities (Detail) - CO2	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	1,238,211
Allocation at no cost	5,101,732
Surrender or shall be surrendered	(5,059,857)
Sale	(348,450)
Ending	931,636	1,238,211
Quantities Allocated in 2023 [Member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	306,575
Allocation at no cost	1,736,918
Surrender or shall be surrendered	(1,572,871)
Sale			(56,266)
Ending	414,356	306,575
Quantities Allocated in 2024 [Member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	414,356
Allocation at no cost	1,766,850
Surrender or shall be surrendered	(1,622,480)
Sale		(41,446)
Ending	517,280	414,356
Quantities Allocated in 2025 [Member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	517,280
Allocation at no cost	1,597,964
Surrender or shall be surrendered	(1,864,506)
Sale	(250,738)
Ending	0	517,280